Fair value measurements - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Level 3
Fair Value Measurements [Line Items]
Finance receivables, fair value	¥ 50,850	¥ 58,611
Level 3 | Financing receivable
Fair Value Measurements [Line Items]
Fair value, assets measured on nonrecurring basis, gain (loss)	¥ 3,761	¥ (3,305)
Japanese bonds | Available-for-sale Securities | Public and Corporate Bonds
Fair Value Measurements [Line Items]
Percentage of Assets	20.00%	17.00%
U.S., European and other bonds | Available-for-sale Securities | Public and Corporate Bonds
Fair Value Measurements [Line Items]
Percentage of Assets	80.00%	83.00%
Japan | Available-for-sale Securities | Common stocks
Fair Value Measurements [Line Items]
Percentage of Assets	90.00%	91.00%
Maximum
Fair Value Measurements [Line Items]
Cash equivalents maturity period	3 months
Maximum | Level 2 | Cash Equivalents
Fair Value Measurements [Line Items]
Negotiable certificate of deposit original maturities	3 months
Maximum | Level 2 | Time Deposit
Fair Value Measurements [Line Items]
Negotiable certificate of deposit original maturities	3 months